UNDISCOVERED MANAGERS FUNDS
245 Park Avenue
New York, New York 10167

January 5, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Undiscovered Managers Funds (the "Trust") Securities Act File No. 333-37711 Investment Company Act File No. 811-8437

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Trust do not differ from those contained in Post-Effective Amendment No. 27 (Amendment No. 28 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 21, 2006.

If you have any questions or comments, please call John Fitzgerald at (212) 648-2085.

Very truly yours,

/S/ STEPHEN M. BENHAM
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Stephen M. Benham
Secretary
Undiscovered Managers Funds